Income Taxes (Reconciliations of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016		Mar. 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes and discontinued operations		¥ 424,965	¥ 391,302	[1]	¥ 344,017	[1]
Tax provision computed at statutory rate		134,714	131,086		123,502
Increases (reductions) in taxes due to:
Change in valuation allowance	[2]	57	(1,547)		1,839
Non-deductible expenses for tax purposes		4,550	2,277		3,513
Non-taxable income for tax purposes		(3,504)	(3,767)		(7,633)
Effect of nontaxable bargain purchase gain		0	0		(12,953)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary		(2,780)	(3,593)		(8,766)
Effect of investor taxes on earnings of subsidiaries		8,650	5,279		2,140
Effect of the tax rate change related to the new Japanese tax law		1,219	(7,468)		(14,098)
Other, net		1,133	(1,955)		1,513
Provision for income taxes		¥ 144,039	¥ 120,312		¥ 89,057

[1]	Results of discontinued operations pre-tax are included in each amount attributed to each geographic area.
[2]	In fiscal 2015 and 2016, increases in the valuation allowance of ¥1,819 million and decreases in the valuation allowance of ¥12 million due to the amendment to tax loss carryforward rules related to the new Japanese tax law are included in "Change in valuation allowance" in the table above.